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State of New York	)
	)	ss:
County of New York	)
Certificate of Accuracy
This is to certify that the attached translation, John Hancock Lifestyle Portfolios Prospectus dated 4/30/11, originally written in English is, to the best of our knowledge and belief, a complete and accurate translation into Spanish.

Dated: August 4, 2011

/s/ Mark Pavlik Mark Pavlik
Customer Service Manager
Global Translation Services
RR Donnelley

Sworn to and signed before me this 4th day of August, 2011 /s/ Albert Castro Notary Public

ALBERT CASTRO
Notary Public, State of New York
NO. 01CA6067878
Qualified in Kings County
Commission Expires 04-05-2014

Copyright RR Donnelley
Global Translation Services 2011	Page | 1